Financial instruments - Credit risk for trade receivables by geographic region and currency (Details) - Credit risk - Trade receivables - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Financial instruments
Maximum exposure to credit risk	$ 124,352	$ 87,430
Dollar | United States
Financial instruments
Maximum exposure to credit risk	15,657	12,632
Euro | Euro countries
Financial instruments
Maximum exposure to credit risk	72,297	47,026
NIS | Israel
Financial instruments
Maximum exposure to credit risk	5,094	4,246
CHF | Switzerland
Financial instruments
Maximum exposure to credit risk	3,300	2,099
AUD | Australia
Financial instruments
Maximum exposure to credit risk	10,106	8,991
ZAR | South Africa
Financial instruments
Maximum exposure to credit risk	1,701	1,246
GBP | United Kingdom
Financial instruments
Maximum exposure to credit risk	1,804	1,601
SEK | Sweden
Financial instruments
Maximum exposure to credit risk	3,502	2,968
DKK | Denmark
Financial instruments
Maximum exposure to credit risk	440	242
NOK | Norway
Financial instruments
Maximum exposure to credit risk	935	691
CAD | Canada
Financial instruments
Maximum exposure to credit risk	4,421	2,006
NZD | New Zealand
Financial instruments
Maximum exposure to credit risk	110	81
JPY | Japan
Financial instruments
Maximum exposure to credit risk	3,564	2,919
ARS | Argentina
Financial instruments
Maximum exposure to credit risk	288
Others | Others
Financial instruments
Maximum exposure to credit risk	$ 1,133	$ 682